Statements of Additional Information Supplement dated May 18, 2020
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for the Funds listed below:
Invesco American Franchise Fund
Invesco American Value Fund
Invesco Comstock Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Dividend Income Fund
Invesco Energy Fund
Invesco Equally-Weighted S& P 500 Fund
Invesco Equity and Income Fund
Invesco Floating Rate Fund
Invesco Global Low Volatility Equity Yield Fund
Invesco Global Real Estate Income Fund
Invesco Growth and Income Fund
Invesco High Yield Municipal Fund
Invesco Income Allocation Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco Limited Term Municipal Income Fund
Invesco Low Volatility Equity Yield Fund
Invesco Municipal Income Fund
Invesco Oppenheimer Government Money Market Fund
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund
Invesco Quality Income Fund
Invesco S&P 500 Index Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco Technology Fund
Invesco Value Opportunities Fund

This supplement amends the Statements of Additional Information for the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statements of Additional Information and retain it for future reference.
As of May 15, 2020, the following funds are no longer included in the Statements of Additional Information:
Invesco California Tax-Free Income Fund
Invesco Gold & Precious Metals Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco New York Tax Free Income Fund
Invesco Oppenheimer Government Cash Reserves Fund
Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Oppenheimer Ultra-Short Duration Fund
Invesco Pennsylvania Tax Free Income Fund
Invesco Small Cap Discovery Fund
MRGR-SAI-SUP-2